EMPLOYEE AND DIRECTOR BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of assumptions used for fair value of options granted

The expected dividend yield is based upon current yield on the date of the grant. No post-vesting restrictions exist for these options.

Year ended
December 31, 2015

Dividend yield	0.00%
Risk-free interest rate	1.84 – 1.92%
Volatility	40.79%
Expected life	7 years

Schedule of stock-based compensation recognized as compensation expense

Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Option Grants	$49	$136
Restricted Stock Grants	11	11
Total Compensation Expense	$60	$147

Schedule of option activity under stock option plans

A summary of option activity under the stock option plans as of December 31, 2016 and changes during the year ended December 31, 2016 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2015	192,479	$6.88	5.35 years
Exercised	(1,250)	$2.78
Expired	(4,840)	$16.20
Forfeited	(1,497)	$5.39
Granted	—	$—
Outstanding, December 31, 2016	184,892	$6.67	5.40 years	$—

Exercisable, December 31, 2016	170,101	$6.82		$—

Schedule of restricted stock activity

A summary of restricted stock activity during the twelve months ended December 31, 2016 and 2015 is presented below:

	December 31, 2016		December 31, 2015
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	6,667	$3.31	10,000	$3.31
Granted	—		—
Vested	(3,333)		(3,333)
Ending balance outstanding	3,334	$3.31	6,667	$3.31